Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Issued capital [member]	Share premium [member]	Accumulated Deficit [member]	Total [member]
As at Dec. 31, 2024	$ 82	$ 284,406	$ (108,087)	$ 176,401
(Loss)/Income for the period	0	0	(3,350)	(3,350)
Other comprehensive income	0	0	0	0
Total comprehensive (loss)/income for the period	0	0	(3,350)	(3,350)
As at Jun. 30, 2025	82	284,406	(111,437)	173,051
As at Dec. 31, 2025	86	285,742	(109,834)	175,994
(Loss)/Income for the period	0	0	5,128	5,128
Other comprehensive income	0	0	0	0
Total comprehensive (loss)/income for the period	0	0	5,128	5,128
As at Jun. 30, 2026	$ 86	$ 285,742	$ (104,706)	$ 181,122